Annual Fund Operating Expenses - Tema Space Innovators ETF [Member]	Jun. 05, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 28, 2027

[1]	Tema ETFs LLC (the “Adviser”) has contractually agreed to waive its management fee in an amount equal to any acquired fund fees and expenses, subjected to the Cap as defined below, attributable to the Fund’s investments in Special Purpose Vehicles (“SPVs”), such that total annual fund operating expenses (excluding 12b-1 fees, interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) do not exceed 0.75% of the Fund’s average daily net assets until at least June 28, 2027, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time. The Adviser may not terminate the fee waiver during the contractual period. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The “Cap” is defined to be the lesser of $500,000 or the amount of advisory fees required to be waived by the Adviser from the inception of the Fund to June 28, 2027.
[2]	The amount shown reflects non-recurring transaction fees previously borne by the Fund in connection with its investment in SPVs. These fees were incurred at the time of acquisition and do not represent ongoing or recurring expenses associated with those existing investments. The Fund does not expect to incur additional transaction fees with respect to those previously acquired investments. To the extent the Fund acquires interests in additional SPVs in the future, transaction-related costs may be incurred at that time; such costs may differ from those reflected herein.